Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Details of the transactions for the years ended December 31, 2014 and 2015 were as follows:

	For the years ended December 31,
	2013	2014	2015
Dreamstart	$—	$1,187,922	$1,611,256
CBG	$—	$391,800	$208,330
JG Fashion	$—	$309,473	$207,461
Lu&co	$—	$—	$9,402

Schedule Of Payments Made By Related Parties [Table Text Block]
During 2015, other cash payment to related parties regarding the convertible loan is as followed (refer to Note 10):

	For the years ended December 31,
Cash payment to the related party (see Note 10)	2014	2015
Acorn Composite	$—	$1,870,547
Ryecor	$—	$1,154,386

China Branding Company Limited [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Details of the transactions and balances for the years ended December 31, 2014 and 2015 were as follows:

	For the years ended December 31,
Other transactions with CBG	2013	2014	2015
Lease income	$—	$97,635	$—
Service income	$—	$48,818	$—

As of December 31, 2014 and 2015, the balance due from and due to related parties were as follows:

	December 31,
	2014	2015
Other receivables-CBG	$168,303	$—
Other receivables-Ryecor	$—	$77,597
Other payables-Mr. Robert W. Roche	$—	$924,757